N-2	6 Months Ended
Dec. 31, 2023
Cover [Abstract]
Entity Central Index Key	0000880406
Amendment Flag	false
Entity Inv Company Type	N-2
Document Type	N-CSRS/A
Entity Registrant Name	Herzfeld Caribbean Basin Fund, Inc
Financial Highlights [Abstract]
Document Period End Date	Dec. 31, 2023